Cost and Fair Value of Debt Securities Classified as Available-for-Sale Securities and Held-to-Maturity Securities by Contractual Maturity (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Available for Sale Securities, Cost
Due in one year or less	¥ 160,018
Due after one year through five years	526,540
Due after five years through ten years	258,717
Due after ten years	884,561
Total	1,829,836
Available-for-sale securities, Fair Value
Due in one year or less	167,853
Due after one year through five years	536,129
Due after five years through ten years	268,767
Due after ten years	995,028
Total	1,967,777
Held-to-maturity securities, Cost
Due in one year or less	5,060
Due after one year through five years	20,124
Due after five years through ten years	31,206
Due after ten years	3,909,061
Total	3,965,451
Held-to-maturity securities, Fair Value
Due in one year or less	5,068
Due after one year through five years	20,828
Due after five years through ten years	33,720
Due after ten years	4,455,046
Total	¥ 4,514,662